Cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of debt reconciliation
(i)    Debt reconciliation

	Borrowings	Lease liabilities	Debentures	Total

Total debt as of January 1, 2018	867,024	—	—	867,024
Acquisitions / Issuance	325,370	—	400,000	725,370
Payments	(689,634)	—	—	(689,634)
Net foreign exchange differences	(35,091)	—	—	(35,091)
Interest accrued	56,125	—	6,538	62,663
Interest paid	(54,185)	—	—	(54,185)
Total debt as of December 31, 2018	469,609	—	406,538	876,147
Change in accounting policy (Note 3.xxi)	—	148,494	—	148,494
Total debt as of January 1, 2019	469,609	148,494	406,538	1,024,641
Acquisitions / Issuance	—	124,196	400,000	524,196
Payments	(85,353)	(37,979)	(11,815)	(135,147)
Net foreign exchange differences	—	3,085	—	3,085
Interest accrued	26,250	17,610	40,507	84,367
Interest paid	(28,428)	—	—	(28,428)
Total debt as of December 31, 2019	382,078	255,406	835,230	1,472,714

Total debt as of January 1, 2020	382,078	255,406	835,230	1,472,714
Acquisitions / Issuance	—	55,820	—	55,820
Write-off	—	(78,321)	—	(78,321)
Payments	(95,395)	(57,473)	(400,000)	(552,868)
Repurchase	—	—	(64,717)	(64,717)
Revaluation	—	(10,050)	—	(10,050)
Net foreign exchange differences	—	23,610	—	23,610
Interest accrued	11,892	19,456	21,473	52,821
Interest paid	(14,488)	—	(56,736)	(71,224)
Total debt as of December 31, 2020	284,087	208,448	335,250	(644,929)